DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2011
Description Of Business And Basis Of Presentation
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
NOTE A – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1.	Nature of operations

Trellis Earth Products, Inc. (the “Company”) is an Oregon corporation incorporated on December 5, 2006. The Company reincorporated in the State of Nevada on August 8, 2011. The Company engages in the distribution and sale of starch-based biodegradable disposable containers, tableware, and packaging materials. The Company offers its customers starch-based food and beverage containers and utensils made from biodegradable material, including cups, plates, and bowls; and traveling, picnic, and outdoor tableware products.

2.	Basis of presentation

The accompanying unaudited interim financial statements as of June 30, 2011 and December 31, 2010 and for the six months ended June 30, 2011 and 2010 have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial information, and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission ("SEC") an on the same basis as the annual audited financial statements. The financial statements as of and for the six months ended June 30, 2011 and 2010 are unaudited. In the opinion of the management, these financial statements included all adjustments, which, unless otherwise disclosed, are of a normal recurring nature, necessary for a fair presentation of the financial position, results of operations, and cash flows for the period presented.

The results for interim periods are not necessary indicative of results for the entire year. The balance sheet at December 31, 2010 has been derived from audited financial statements; however, the notes to the financial statements do not include all of the information and notes required by accounting principles generally accepted in the United States of America for complete financial statements. The accompanying unaudited interim financial statements should be read in conjunction with the financial statements and noted thereto included in the audited financial statements presented elsewhere herein.

As of September 15, 2011, the Company effected a one-for-two reverse stock split of its outstanding common stock. Accordingly, all share and per share amounts for all periods presented in these financial statements and notes thereto, have been adjusted retroactively, where applicable, to reflect this reverse stock split.

3.	Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and that affect the reported amounts of revenues and expenses during the reporting period. Significant estimates include those with respect to the fair value of financial instruments, contingencies for litigation, collectability of receivables and stock-based compensation.  Actual results could differ from those estimates.